Document and Entity Information	0 Months Ended
Jul. 25, 2014
Risk/Return:
Document Type	497
Document Period End Date	Jul. 25, 2014
Registrant Name	MORGAN STANLEY GLOBAL INFRASTRUCTURE FUND
Central Index Key	0000826344
Amendment Flag	false
Document Creation Date	Jul. 25, 2014
Document Effective Date	Jul. 25, 2014
Prospectus Date	Feb. 28, 2014
Morgan Stanley Global Infrastructure Fund | A
Risk/Return:
Trading Symbol	UTLAX
Morgan Stanley Global Infrastructure Fund | B
Risk/Return:
Trading Symbol	UTLBX
Morgan Stanley Global Infrastructure Fund | L
Risk/Return:
Trading Symbol	UTLCX
Morgan Stanley Global Infrastructure Fund | I
Risk/Return:
Trading Symbol	UTLDX